Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Financial Instruments - Schedule of Carrying values and estimated fair values of financial instruments (Table)

	Carrying Amount June 30, 2021	Fair Value June 30, 2021	Carrying Amount December 31, 2020	Fair Value December 31, 2020
Financial assets (liabilities)
Cash and cash equivalents	128,851	128,851	160,475	160,475
Restricted cash	10,059	10,059	11,296	11,296
Margin deposits	5,936	5,936	6,153	6,153
Long-term receivables	35,570	35,570	27,294	27,294
Financial liability	(4,683)	(4,683)	(5,148)	(5,148)
Debt	(1,423,296)	(1,423,296)	(1,509,794)	(1,509,794)

Financial Instruments - Balance Sheet Location (Table)

		Asset Derivatives		Liability Derivatives
Derivative	Balance Sheet Location	June 30, 2021 Fair Value	December 31, 2020 Fair Value	June 30, 2021 Fair Value	December 31, 2020 Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	11,018	11,095
	Financial instruments - Fair value, net of current portion	441	—	15,018	25,088

	Subtotal	441	—	26,036	36,183

		Asset Derivatives		Liability Derivatives
Derivative	Balance Sheet Location	June 30, 2021 Fair Value	December 31, 2020 Fair Value	June 30, 2021 Fair Value	December 31, 2020 Fair Value
Derivatives not designated as hedging instruments
Bunker swaps	Current portion of financial instruments - Fair value	768	255	434	3,988
Bunker swaps	Financial instruments - Fair value, net of current portion	72	—	712	5,023
Bunker put options	Current portion of financial instruments - Fair value	—	387	—	180

	Subtotal	840	642	1,146	9,191

Total derivatives		1,281	642	27,182	45,374

Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion) (Table)

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2021	2020	2021	2020
Interest rate swaps	3,642	(3,927)	15,611	(25,934)

Total	3,642	(3,927)	15,611	(25,934)

Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2021	2020	2021	2020
Interest rate swaps	Depreciation expense	(48)	(47)	(96)	(94)
Interest rate swaps	Interest and finance costs, net	2,830	(1,828)	5,244	(1,520)

Total		2,782	(1,875)	5,148	(1,614)

Financial Instruments - Derivatives Not Designated as Hedging Instruments - Net effect on the Statement of Comprehensive Income (Table)

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2021	2020	2021	2020
Interest rate swaps	Interest and finance costs, net	—	(1)	—	75
Bunker swaps	Interest and finance costs, net	3,695	1,511	7,950	(16,774)
Bunker put options	Interest and finance costs, net	(16)	(886)	(172)	886
Bunker call options	Interest and finance costs, net	—	(1)	—	(264)

Total		3,679	623	7,778	(16,077)

Financial Instruments - Fair Value of Assets and Liabilities Measured on Recurring Basis (Table)

Recurring measurements:	June 30, 2021	December 31, 2020
Interest rate swaps	(25,595)	(36,183)
Bunker swaps	(306)	(8,755)
Bunker put options	—	206

	(25,901)	(44,732)